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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               ------------

      This Amendment (Check only one.): [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:       Manulife Financial Corporation
Address:    200 Bloor Street East - NT Main
            Toronto, Ontario, Canada M4W 1E5

Form 13F File Number: 028-11519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth Pogrin
Title:  Attorney in Fact
Phone:  (416) 852-3758

Kenneth Pogrin*           Toronto, Ontario, Canada        November 11, 2011
--------------            ------------------------        -----------------
[Signature]               [City, State]                   [Date]

* Signed pursuant to a Power of Attorney dated January 17, 2008 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Manulife Financial Corporation on January 24, 2008.

Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
--------------------      -------------------------------------------------
028-04428                 The Manufacturers Life Insurance Company

028-10490                 Manulife Asset Management (North America) Limited

028-03983                 John Hancock Life Insurance Company (U.S.A.)

028-03673                 Manulife Asset Management (US) LLC